Operating expenses	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
16.1 RESEARCH AND DEVELOPMENT EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Purchases, sub-contracting and other expenses	(15,105)	(11,982)
Payroll costs (including share-based payments)	(6,199)	(5,239)
Depreciation, amortization and provision expenses(1)	(682)	(583)
Total research and development expenses	(21,987)	(17,805)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses increased by €3.1 million for the six-month period ended June 30, 2024 as compared to the same period in 2023. This increase reflects the continued Company's focus on advancing its clinical trial development priorities, specifically the global Phase 3 registrational trial (NANORAY-312).

R&D Payroll costs increased by €1.0 million, or by 18.3% for the six-month period ended June 30, 2024 as compared with the same period in 2023, which is mainly due to the recruitment of additional R&D employees, including the hiring of a Chief Medical Officer and reinforcement of clinical operations team.

16.2 SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Purchases, fees and other expenses	(4,183)	(5,398)
Payroll costs (including share-based payments)	(6,336)	(5,295)
Depreciation, amortization and provision expenses (1)	(301)	(172)
Total SG&A expenses	(10,819)	(10,864)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Purchases, fees and other expenses decreased by €1.2 million for the six-month period ended June 30, 2024 as compared to the same period in 2023 and mainly relates to the legal fees of €1.4 million paid to a financial adviser that was recognized as of June 30, 2023 as part of a termination agreement with this financial service provider.

SG&A payroll costs increased by €1.0 million, or 19.7%, for the six-month period ended June 30, 2024 as compared to the same period in 2023. This variation is mainly due to the increase by €0.6 million of our shared based payments expenses and by €0.4 million of social taxes, mainly driven by the attribution of the stock options in May 2024.

16.3 PAYROLL COSTS

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Wages and salaries	(7,238)	(6,814)
Payroll taxes	(3,324)	(2,338)
Share-based payments	(1,940)	(1,349)
Retirement benefit obligations	(33)	(33)
Total payroll costs	(12,535)	(10,534)
Average headcount	105	98
End-of-period headcount	110	101

As of June 30, 2024, the Company had 110 employees, including 77 in R&D and 33 in selling, general and administrative expenses, compared to 101 as of June 30, 2023, including 71 in R&D and 30 in selling, general and administrative expenses.
In the first half of 2024, salaries and related payroll taxes increased by 15%, or by €1.4 million. This is mainly due to the increased headcount in the first half of 2024 as well as changes in the seniority of our employees.

In accordance with IFRS 2 – Share-based Payment, the share-based payment expense recognized in the statement of consolidated operations reflects the amortization of the fair value of the granted awards over the service period. The share-based payment expenses amounted to €1.9 million for the period ended June 30, 2024, as compared with €1.3 million as of June 30, 2023 (see Note 17 Share-based payments).

16.4 DEPRECIATION, AMORTIZATION AND PROVISION EXPENSES

Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended June 30, 2024
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(1)	—	(2)
Amortization expense of tangible assets	(621)	(164)	(785)
Litigations	—	14	14
Provision for charges	(60)	(150)	(210)
Reversal of provision for charges	—	—	—
Total depreciation, amortization and provision expenses	(682)	(301)	(983)

	For the six month period ended June 30, 2023
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	—	—	—
Amortization expense of tangible assets	(579)	(162)	(740)
Litigations	—	—	—
Provision for charges	(4)	(10)	(14)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses	(583)	(172)	(754)

16.5 OTHER OPERATING INCOME AND EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Contract termination indemnities	—	(46)
Other non recurring expenses	(137)	—
Other non recurring income	3	52
Total other operating income and expenses	(134)	6

As of June 30, 2024, the other non recurring expenses mainly relates to some employment termination indemnities for of €129 thousand.

As of June 30, 2023, the Company has not recorded any material other operating income and expenses.